TAXES - Taxes Payable (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
TAXES.
VAT tax payable	$ 644,244	$ 45,571
Corporate income tax payable	631,590	277,132
Business and other taxes payable	107,348	25,227
Total	$ 1,383,182	$ 347,930